UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

             Report for the Calendar Year or Quarter Ended 09/30/05

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  7315 Wisconsin Ave., Suite 700E
          Bethesda, MD 20814

13F File Number: 28- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925

Signature, Place and Date of Signing:


   /s/ Gavin M. Abrams          Bethesda, Maryland              11/14/05
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  12
Form 13F Information Table Value Total: $362,413 (thousands)

List of Other Included Managers:

          Form 13F file Number               Name
          --------------------               ----

1.        028-11159                          Abrams Bison Partners, L.P.,
          ---------------------------------------------------------------

                                                     FORM 13F INFORMATION TABLE
                               Title                 Market     Sh/
                               of                    Value      Prn         Sh/   Put/   Investment   Other       Voting Authority
Name of Issuer                 Class     Cusip       (USD)      Amount      Prn   Call   Discretion   Managers   Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
AUTOZONE, INC                  COM       053332102    28,422    341,400     SH           SHARE-DEFINED                 341,400
AVIALL INC                     COM       05366B102    76,937    2,277,600   SH           SHARE-DEFINED                 2,277,600
BLOCKBUSTER INC                CL A      093679108    1,501     316,000     SH           SHARE-DEFINED                 316,000
BLOCKBUSTER INC                CL B      093679207    9,113     2,034,100   SH           SHARE-DEFINED                 2,034,100
HASBRO INC                     COM       418056107    64,688    3,292,000   SH           SHARE-DEFINED                 3,292,000
HEIDRICK & STRUGGLES INTL IN   COM       422819102    59,632    1,841,632   SH           SHARE-DEFINED                 1,841,632
IPAYMENT INC                   COM       46262E105    9,112     240,800     SH           SHARE-DEFINED                 240,800
MERCK & CO.INC.                COM       589331107    1,361     50,000      SH           SHARE-DEFINED                 50,000
PFIZER INC.                    COM       717081103    7,491     300,000     SH           SHARE-DEFINED                 300,000
PIONEER NATURAL RESOURCES CO   COM       723787107    37,208    677,500     SH           SHARE-DEFINED                 677,500
ROYAL GROUP TECHNOLOGIES LTD   COM       779915107    11,468    1,141,130   SH           SHARE-DEFINED                 1,141,130
RENAISSANCE RE HOLDINGS LTD    COM       G7496G103    55,480    1,268,700   SH           SHARE-DEFINED                 1,268,700

                                                      362,413

02802.0001 #614704